CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Jun. 30, 2024 $ / shares
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Cash dividends declared per share	$ 2